Schedule Of Carrying Amounts And Estimated Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	$ 89	$ 57
Estimate of Fair Value, Fair Value Disclosure
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	23	58
Long-term debt, excluding convertible debt	3,416	2,903
Convertible debt	159	171
Debt under vehicle programs Vehicle-backed debt due to Avis Budget Rental Car Funding	5,732	5,391
Vehicle-backed debt	1,675	1,613
Interest rate swaps and interest rate contracts	13	4
Carrying (Reported) Amount, Fair Value Disclosure
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	23	57
Long-term debt, excluding convertible debt	3,305	2,720
Convertible debt	66	128
Debt under vehicle programs Vehicle-backed debt due to Avis Budget Rental Car Funding	5,656	5,203
Vehicle-backed debt	1,668	1,599
Interest rate swaps and interest rate contracts	$ 13	$ 4